SHARE CAPITAL AND OTHER RESERVES - Changes in share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
SHARE CAPITAL AND OTHER RESERVES
Maximum term of each share option	10 years
Maximum number of common shares reserved for issuance | shares	3,827,175
Number of share options
Outstanding, beginning balance | shares	3,621,666	3,463,333	1,093,333
Granted | shares	0	225,000	2,370,000
Exercised | shares	(421,251)	0	0
Forfeited | shares	(103,750)	0	0
Expired | shares	(149,999)	(66,667)	0
Outstanding, ending balance | shares	2,946,666	3,621,666	3,463,333
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 1.01	$ 1.06	$ 1.67
Granted | $ / shares	0	1	0.77
Exercised | $ / shares	0.81	0	0
Forfeited | $ / shares	0.77	0	0
Expired | $ / shares	2.18	2.25	0
Outstanding, ending balance | $ / shares	1	1.01	1.06
weighted average share price at the time of exercise | $ / shares	$ 1.44	$ 0	$ 0